Submission	Sep. 22, 2026
Submission [Line Items]
Central Index Key	0002095509
Registrant Name	Gold Stone Technical Inc.
Registration File Number	333-297055
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A